Pledged Assets - Summary of Pledged Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Pledged Assets Lin Items
Property, plant and equipment	$ 38,478	$ 1,257	$ 39,134
Land
Disclosure Of Pledged Assets Lin Items
Property, plant and equipment	14,962	489	14,962
Buildings
Disclosure Of Pledged Assets Lin Items
Property, plant and equipment	$ 23,516	$ 768	$ 24,172